Derivatives (Details 8)	12 Months Ended
Dec. 31, 2012 CounterParties
Derivatives
Number of primary derivative counterparties	8
Number of master netting agreements supported by primary counterparty's parent guarantee	1
Number of primary derivaties counterparties that 3M has credit support agreements with primary counterparties parent.	6